Related Party Transactions - Additional Information (Detail) - USD ($)	3 Months Ended		4 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 09, 2015	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Related party rent expense	$ 35,000	$ 35,000		$ 104,000	$ 104,000	$ 139,000	$ 139,000
Related party payable	$ 2,893,000			$ 2,893,000		$ 11,000	$ 21,000
Co-Chairman and Chief Executive Officer [Member]
Related Party Transactions [Abstract]
Related party payable			$ 2,862,000
Maturity date			Oct. 09, 2015
Annual interest rate				0.50%
Related Party Transaction, Description				As of September 30, 2015, the principal amount under the Note accrues interest at a rate of One Half of One Percent (0.50%) per annum. The Note was due and payable October 9, 2015. See Note 12, Subsequent Events.
Co-Chairman and Chief Executive Officer [Member] | Unsecured Non-convertible Promissory Note [Member]
Related Party Transactions [Abstract]
Non-convertible promissory note, principal amount			$ 2,862,000